Description of Organization and Business Operations	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Faraday Future Intelligent Electric Inc., formally known as Property Solutions Acquisition Corp. (the “Company”) was incorporated in Delaware on February 11, 2020. The Company was a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities.

Business Combination

On July 21, 2021 (the “Closing Date”), Faraday Future Intelligent Electric Inc. (f/k/a Property Solutions Acquisition Corp. (“PSAC”)), a Delaware corporation (the “Company”), consummated the previously announced business combination pursuant to that certain Agreement and Plan of Merger, dated as of January 27, 2021 (as amended, the “Merger Agreement”), by and among the Company, PSAC Merger Sub Ltd., an exempted company with limited liability incorporated under the laws of the Cayman Islands and wholly-owned subsidiary of the Company (“Merger Sub”), and FF Intelligent Mobility Global Holdings Ltd., an exempted company with limited liability incorporated under the laws of the Cayman Islands (“FF”), as amended by the First Amendment to Agreement and Plan of Merger, dated as of February 25, 2021 (the “First Amendment to Merger Agreement”), the Second Amendment to Agreement and Plan of Merger, dated as of May 3, 2021 (“Second Amendment to Merger Agreement”) the Third Amendment to Agreement and Plan of Merger dated as of June 14, 2021 (“Third Amendment to Merger Agreement”) and the Fourth Amendment to Agreement and Plan of Merger dated as of July 12, 2021 (“Fourth Amendment to Merger Agreement”) by and among the Company, Merger Sub, and FF.

Pursuant to the terms of the Merger Agreement, Merger Sub merged with and into FF, with FF surviving the merger as a wholly owned subsidiary of the Company (the “Business Combination”). Upon the consummation of the Business Combination (the “Closing”), the registrant changed its name from “Property Solutions Acquisition Corp.” to “Faraday Future Intelligent Electric Inc.”

At the effective time of the Business Combination on July 21, 2021 (the “Effective Time”):

●	each outstanding FF share (or indicative FF share, with respect to such outstanding FF converting debt and such other outstanding liabilities of FF) converted into a number of shares of new Class A common stock (or, in the case of FF Top (as defined below), shares of new Class B common stock) of the Company following the Business Combination equal to an exchange ratio (the “Exchange Ratio”) of 0.14130; and

●	each FF option or FF warrant that is outstanding immediately prior to the closing of the Business Combination (and by its terms will not terminate upon the closing of the Business Combination) remained outstanding and converted into the right to purchase a number of shares of Company Class A common stock equal to the number of FF ordinary shares subject to such option or warrant multiplied by the Exchange Ratio at an exercise price per share equal to the current exercise price per share for such option or warrant divided by the Exchange Ratio, with the aggregate amount of shares of Class A common stock issuable upon exercise of such options and warrants to be 44,880,595.

The Company’s stockholders approved the Business Combination at a special meeting of the stockholders held on July 20, 2021 (the “Special Meeting”). The parties to the Merger Agreement consummated the Business Combination on July 21, 2021.

At the Effective Time, pursuant to the terms of the Merger Agreement, the outstanding FF shares (other than the outstanding FF shares held by FF Top Holding LLC (f/k/a FF Top Holding Ltd.) (“FF Top”)), the outstanding FF converting debt and certain other outstanding liabilities of FF were converted into 153,954,009 shares of new Class A common stock of the Company following the Business Combination and, for FF Top, 64,000,588 shares of new Class B common stock of the Company were issued following the Business Combination. As of the Effective Time, holders of FF options and holders of FF warrants continued to hold such options or warrants, as applicable, but the aggregate amount of shares of Class A common stock issuable upon exercise of such options and warrants became 44,880,595.

Holders of 20,600 shares of PSAC common stock properly exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from PSAC’s initial public offering, calculated as of two business days prior to the consummation of the business combination, which was approximately $10.00 per share, or $0.2 million in the aggregate. At the Effective Time, each non-redeemed outstanding share of PSAC common stock was converted into one share of Class A common stock.

Following the Business Combination, the Company will continue to have outstanding 23,652,119 warrants, consisting of (i) approximately 22,977,568 public warrants (the “Public Warrants”) listed on the Nasdaq Stock Market (the “NASDAQ”) and (ii) 674,551 private warrants (the “Private Warrants” and, collectively with the Public Warrants, the “Warrants”), each exercisable for one share of Company Class A common stock at a price of $11.50 per share.

In connection with the Business Combination, the Company entered into Subscription Agreements on January 27, 2021 (collectively and as amended, the “Subscription Agreements”) with certain accredited investors or qualified institutional buyers (collectively, the “Subscription Investors”). Pursuant to the Subscription Agreements, the Subscription Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to such Subscription Investors, an aggregate of 76,140,000 shares of PSAC common stock for a purchase price of $10.00 per share, or an aggregate of $761.4 million in gross cash proceeds (the “Private Placement”). Pursuant to the Subscription Agreements, the Company gave certain registration rights to the Subscription Investors with respect to the shares issued and sold in the Private Placement. The closing of the Private Placement occurred immediately prior to the Closing.

Business Prior to the Business Combination

Prior to the Business Combination, the Company had one subsidiary, PSAC Merger Sub, Ltd., a wholly-owned subsidiary of the Company an exempted company with limited liability incorporated under the laws of the Cayman Islands on January 27, 2021 (“Merger Sub”).

All activity through June 30, 2021 related to the Company’s formation, the initial public offering (the “Initial Public Offering”), which is described below, and identifying a target company for an initial business combination and consummating the acquisition of Faraday Future Intelligent Electric Inc.

The registration statement for the Company’s Initial Public Offering was declared effective on July 21, 2020. On July 24, 2020, the Company consummated the Initial Public Offering of 20,000,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $200,000,000, which is described in Note 3.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 535,000 units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement to Property Solutions Acquisition Sponsor, LLC (the “Sponsor”) and EarlyBirdCapital, Inc. (“EarlyBirdCapital”), generating gross proceeds of $5,350,000, which is described in Note 4.

Following the closing of the Initial Public Offering on July 24, 2020, an amount of $200,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (the “Trust Account”) located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.

On July 29, 2020, the underwriters notified the Company of their intent to partially exercise their over-allotment option on July 31, 2020. As such, on July 31, 2020, the Company consummated the sale of an additional 2,977,658 Units, at $10.00 per Unit, and the sale of an additional 59,551 Private Units, at $10.00 per Private Unit, generating total gross proceeds of $30,371,190. A total of $29,775,680 of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $229,775,680.

Transaction costs amounted to $5,117,030 consisting of $4,595,510 of underwriting fees and $521,520 of other offering costs.

Risks and Uncertainties

In March 2020, the World Health Organization declared the outbreak of a novel coronavirus (COVID-19) as a pandemic which continues to spread throughout the United States and the World. As of the date the financial statement was issued, there was considerable uncertainty around the expected duration of this pandemic. The Company has concluded that while it is reasonably possible that COVID-19 could have a negative effect on identifying a target company for a Business Combination, the specific impact is not readily determinable as of the date of this financial statement. The financial statement does not include any adjustments that might result from the outcome of this uncertainty.

Liquidity and Going Concern

As of June 30, 2021, the Company had $17,873 in its operating bank accounts, $229,788,742 in cash and securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its common stock in connection therewith and a working capital deficit of $2,276,754, which excludes $79,800 of franchise taxes payable. As of June 30, 2021, $13,062 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations.

On February 28, 2021, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $500,000.

On June 7, 2021, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $200,000.

On July 21, 2021, pursuant to the Subscription Agreements, the Subscription Investors purchased, and the Company agreed to sell to such Subscription Investors, an aggregate of 76,140,000 shares of PSAC common stock for a purchase price of $10.00 per share, or an aggregate of $761.4 million in gross cash proceeds (the “Private Placement”). The closing of the Private Placement occurred immediately prior to the Closing.

The Company may be required to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through twelve months of the issuance of this report. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Property Solutions Acquisition Corp. (the “Company”) was incorporated in Delaware on February 11, 2020. The Company is a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (the “Business Combination”).

Although the Company is not limited to a particular industry or geographic region for purposes of consummating a Business Combination, the Company intends to focus on businesses that service the real estate industry. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

The Company has one subsidiary, PSAC Merger Sub, Ltd., a wholly-owned subsidiary of the Company an exempted company with limited liability incorporated under the laws of the Cayman Islands on January 27, 2021. (“Merger Sub”) (see Note 12).

As of December 31, 2020, the Company had not commenced any operations. All activity for the period from February 11, 2020 (inception) through December 31, 2020 relates to the Company’s formation, the initial public offering (“Initial Public Offering”), which is described below, identifying a target company for a Business Combination, and activities in connection with the proposed acquisition of FF Intelligent Mobility Global Holdings Ltd., an exempted company with limited liability incorporated under the laws of the Cayman Islands (“FF”) (see Note 12). The Company will not generate any operating revenues until after the completion of a Business Combination, at the earliest. The Company will generate non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on July 21, 2020. On July 24, 2020, the Company consummated the Initial Public Offering of 20,000,000 units (the “Units” and, with respect to the shares of common stock included in the Units sold, the “Public Shares”), at $10.00 per Unit, generating gross proceeds of $200,000,000, which is described in Note 4.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 535,000 units (the “Private Units”) at a price of $10.00 per Private Unit in a private placement to Property Solutions Acquisition Sponsor, LLC (the “Sponsor”) and EarlyBirdCapital, Inc. (“EarlyBirdCapital”), generating gross proceeds of $5,350,000, which is described in Note 5.

Following the closing of the Initial Public Offering on July 24, 2020, an amount of $200,000,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Units was placed in a trust account (the “Trust Account”) located in the United States and invested only in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 180 days or less or in any open-ended investment company that holds itself out as a money market fund selected by the Company meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the completion of a Business Combination and (ii) the distribution of the funds in the Trust Account, as described below.

On July 29, 2020, the underwriters notified the Company of their intent to partially exercise their over-allotment option on July 31, 2020. As such, on July 31, 2020, the Company consummated the sale of an additional 2,977,568 Units, at $10.00 per Unit, and the sale of an additional 59,551 Private Units, at $10.00 per Private Unit, generating total gross proceeds of $30,371,190. A total of $29,775,680 of the net proceeds was deposited into the Trust Account, bringing the aggregate proceeds held in the Trust Account to $229,775,680.

Transaction costs amounted to $5,117,030 consisting of $4,595,510 of underwriting fees and $521,520 of other offering costs.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Initial Public Offering and the sale of the Private Units, although substantially all of the net proceeds are intended to be applied generally toward consummating a Business Combination. There is no assurance that the Company will be able to complete a Business Combination successfully. The Company must complete a Business Combination having an aggregate fair market value of at least 80% of the assets held in the Trust Account (excluding taxes payable on income earned on the Trust Account) at the time of the agreement to enter into an initial Business Combination. The Company will only complete a Business Combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act.

The Company will provide its holders of the outstanding Public Shares (the “public stockholders”) with the opportunity to redeem all or a portion of their Public Shares upon the completion of a Business Combination either (i) in connection with a stockholder meeting called to approve the Business Combination or (ii) by means of a tender offer. The decision as to whether the Company will seek stockholder approval of a Business Combination or conduct a tender offer will be made by the Company, solely in its discretion. The public stockholders will be entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account (initially anticipated to be $10.00 per Public Share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations). There will be no redemption rights upon the completion of a Business Combination with respect to the Company’s warrants.

The Company will proceed with a Business Combination if the Company has net tangible assets of at least $5,000,001 immediately prior to or upon such consummation of a Business Combination and, if the Company seeks stockholder approval, a majority of the shares voted are voted in favor of the Business Combination. If a stockholder vote is not required by law and the Company does not decide to hold a stockholder vote for business or other legal reasons, the Company will, pursuant to its Amended and Restated Certificate of Incorporation (the “Amended and Restated Certificate of Incorporation”), conduct the redemptions pursuant to the tender offer rules of the U.S. Securities and Exchange Commission (“SEC”) and file tender offer documents with the SEC containing substantially the same information as would be included in a proxy statement prior to completing a Business Combination. If, however, stockholder approval of the transaction is required by law, or the Company decides to obtain stockholder approval for business or legal reasons, the Company will offer to redeem shares in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. If the Company seeks stockholder approval in connection with a Business Combination, the Sponsor and EarlyBirdCapital have agreed to vote their Founder Shares (as defined in Note 6), Representative Shares (as defined in Note 8), Private Shares (as defined in Note 5) and any Public Shares purchased during or after the Initial Public Offering (a) in favor of approving a Business Combination and (b) not to convert any shares in connection with a stockholder vote to approve a Business Combination or sell any shares to the Company in a tender offer in connection with a Business Combination. Additionally, each public stockholder may elect to redeem their Public Shares irrespective of whether they vote for or against the Initial transaction or don’t vote at all.

The Sponsor and EarlyBirdCapital have agreed (a) to waive their redemption rights with respect to their Founder Shares, Private Shares and Public Shares held by them in connection with the completion of a Business Combination, (b) to waive their rights to liquidating distributions from the Trust Account with respect to the Founder Shares, Representative Shares and Private Shares if the Company fails to consummate a Business Combination, and (b) not to propose an amendment to the Amended and Restated Certificate of Incorporation that would affect a public stockholders’ ability to convert or sell their shares to the Company in connection with a Business Combination or affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders with the opportunity to redeem their Public Shares in conjunction with any such amendment.

The Company will have until April 24, 2022 to complete a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the Company’s remaining stockholders and the Company’s board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law. There will be no redemption rights or liquidating distributions with respect to the Company’s warrants, which will expire worthless if the Company fails to complete a Business Combination within the Combination Period.

In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amount of funds in the Trust Account to below $10.00 per Public Share, except as to any claims by a third party who executed a valid and enforceable agreement with the Company waiving any right, title, interest or claim of any kind they may have in or to any monies held in the Trust Account and except as to any claims under the Company’s indemnity of the underwriters of Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”). Moreover, in the event that an executed waiver is deemed to be unenforceable against a third party, the Sponsor will not be responsible to the extent of any liability for such third-party claims. The Company will seek to reduce the possibility that Sponsor will have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which the Company does business, execute agreements with the Company waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

Liquidity and Going Concern

As of December 31, 2020, the Company had $549,395 in its operating bank accounts, $229,884,479 in cash and securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem its common stock in connection therewith and a working capital deficit of $1,222,111, which excludes $141,771 of franchise taxes payable. As of December 31, 2020, $108,799 of the amount on deposit in the Trust Account represented interest income, which is available to pay the Company’s tax obligations.

On February 28, 2021, the Company entered into a convertible promissory note with the Sponsor pursuant to which the Sponsor agreed to loan the Company up to an aggregate principal amount of $500,000 (See Note 11).

The Company will need to raise additional capital through loans or additional investments from its Sponsor, stockholders, officers, directors, or third parties. The Company’s officers, directors and Sponsor may, but are not obligated to, loan the Company funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion, to meet the Company’s working capital needs. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of a potential transaction, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern through April 24, 2022, the date that the Company will be required to cease all operations, except for the purpose of winding up, if a Business Combination is not consummated. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.